Income taxes - Taxes on Items Recognised in Other Comprehensive Income and Directly in Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes charged/(credited) to OCI:
Deferred tax on net gain/loss on revaluation of cash flow hedges and other reserves	€ 0	€ 11	€ (20)
Deferred tax on net gain/loss on pension plan remeasurements	16	(43)	(11)
Current tax on net gain/loss on pension plan remeasurements	0	8	0
Total taxes charged/(credited) to OCI	16	(24)	(31)
Taxes charged/(credited) to equity:
Deferred tax charge/(credit): cash flow hedges	(7)	(31)	0
Deferred tax charge/(credit): share-based compensation	0	(1)	(2)
Current tax charge/(credit): share-based compensation	0	0	(8)
Total taxes charged/(credited) to equity	€ (7)	€ (32)	€ (10)